Precious Metals Delivery and Purchase Agreement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 03, 2019
Precious Metals Delivery and Purchase Agreement (Details) [Line Items]
Purchase agreement			$ 25.0
Annual rate percentage	10.00%
Sandstorm Gold Ltd [Member] | Maximum [Member]
Precious Metals Delivery and Purchase Agreement (Details) [Line Items]
Percentage of reduced variable deliveries	4.00%
Sandstorm Gold Ltd [Member] | Minimum [Member]
Precious Metals Delivery and Purchase Agreement (Details) [Line Items]
Percentage of reduced variable deliveries	2.00%
Sandstorm Gold Ltd [Member] | Forward Commodity Pricing Curves [Member]
Precious Metals Delivery and Purchase Agreement (Details) [Line Items]
Loss on fair value metals deliverable	$ 0.7	$ 20.8